Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit/(loss) for the year		$ 444,838	$ 268,120	$ (394,002)
Adjustments:
Depreciation and amortization		30,416	178,461	172,381
Impairment/(write back) of assets and investments		4,812	(8,314)	72,263
Financing expenses, net		1,790	275,799	171,118
Share in losses of associated companies, net		105,257	109,980	185,592
Capital (gains)/losses, net	[1]		(25,529)	2,534
Loss on disposal of property, plant and equipment, net		206
Net change in fair value of derivative financial instruments		1,002
(Write back)/provision of financial guarantee		(62,563)		130,193
Bad debt expense			7,866	4,896
Gain on third party investment in Qoros		(504,049)
Fair value loss on option		39,788
Write down of other payables		489
Share-based payments		1,814	957	832
Income taxes		16,244	278,447	59,334
Total adjustments		80,044	1,085,787	405,141
Change in inventories			1,291	(40,076)
Change in trade and other receivables		9,192	(62,436)	(68,634)
Change in trade and other payables		(35,311)	(568,364)	22,835
Change in provisions and employee benefits			2,021	(41,243)
Cash generated from operating activities		53,925	458,299	278,023
Income taxes paid, net		(1,546)	(66,830)	(116,429)
Dividends received from investments in associates			382	743
Net cash provided by operating activities		52,379	391,851	162,337
Cash flows from investing activities
Proceeds from sale of property, plant and equipment and intangible assets		66	4,727	426
Short-term deposits and loans, net		(28,511)	(4,876)	222,451
Investment in long-term deposits, net		(13,560)
Cash paid for businesses purchased, less cash acquired				(206,059)
Cash paid for asset acquisition, less cash acquired		(2,344)
Sale of subsidiaries - Latin America and Caribbean businesses, net of cash disposed off			792,585
Income tax paid		(169,845)
Sale of Colombian assets, net of cash disposed off			600
Investment in associates		(90,154)		(111,153)
Sale of securities held for trade and available for sale, net				17,334
Acquisition of property, plant and equipment		(69,314)	(227,601)	(280,955)
Acquisition of intangible assets		(132)	(10,412)	(9,598)
Proceeds from realization of long-term deposits		18,476	4,655
Interest received		12,578	6,825	6,143
Proceeds from transactions in derivatives, net		31
Proceeds from dilution of third party investment in Qoros		259,749
Payment of consideration retained				(2,204)
Receipt/(payment) to release financial guarantee		18,336	(72,278)	(36,023)
Payment of transaction cost for sale of subsidiaries		(48,759)
Energuate purchase adjustment			10,272
Insurance claim received			80,000
Net cash (used in)/provided by investing activities		(113,383)	584,497	(399,638)
Cash flows from financing activities
Dividend paid to non-controlling interests		(8,219)	(29,443)	(32,694)
Dividends paid		(100,084)
Capital distribution		(664,700)
Proceeds from issuance of shares to holders of non-controlling interests in subsidiaries			100,478	9,468
Payment of issuance expenses related to long term debt			(34,391)
Payment of consent fee			(4,547)
Receipt of long-term loans and issuance of debentures		33,762	1,938,877	799,481
Repayment of long-term loans and debentures		(376,412)	(1,506,553)	(444,976)
Short-term credit from banks and others, net		(77,073)	(126,287)	(5,477)
Payment of swap unwinding and early repayment fee			(46,966)
Purchase of non-controlling interest			(13,805)
Interest paid		(24,875)	(180,242)	(151,241)
Net cash (used in)/provided by financing activities		(1,217,601)	97,121	174,561
(Decrease)/increase in cash and cash equivalents		(1,278,605)	1,073,469	(62,740)
Cash and cash equivalents at beginning of the year		1,417,388	326,635	383,953
Effect of exchange rate fluctuations on balances of cash and cash equivalents		(7,660)	17,284	5,422
Cash and cash equivalents at end of the year		$ 131,123	$ 1,417,388	$ 326,635

[1]	Mainly relate to (gains)/losses from disposal of property, plant and equipment.